Summary of Significant Accounting Policies - Concentration Risk (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Waterstone Pharmaceuticals [Member] | Sales [Member]
Concentration Risk [Line Items]
Percentage of related-party revenue	80.00%	0.00%
R-Pharm, CJSC [Member] | Sales [Member]
Concentration Risk [Line Items]
Percentage of related-party revenue	20.00%	100.00%
Customer Concentration Risk A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage of related-party revenue	31.00%
Customer Concentration Risk B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage of related-party revenue	15.00%
Customer Concentration Risk C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage of related-party revenue		16.00%
Customer Concentration Risk D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage of related-party revenue		16.00%
Customer Concentration Risk E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage of related-party revenue		14.00%
Customer Concentration Risk F [Member] | Sales [Member]
Concentration Risk [Line Items]
Percentage of related-party revenue	17.00%
Investor [Member] | Sales [Member]
Concentration Risk [Line Items]
Percentage of related-party revenue	41.00%	43.00%